Income Tax Expense - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Current income tax:
Current income tax on profits for the period	$ 1,109,752		$ 636,876	$ 408,788
Income tax on unappropriated retained earnings	227,467		105,665	74,540
Prior year income tax overestimation	(184,284)		(133,923)	(5,016)
Total current income tax	1,152,935		608,618	478,312
Deferred income tax:
Relating to origination and reversal of temporary differences	(54,617)		(14,237)	35,367
Income tax expense	$ 1,098,318	$ 39,593	$ 594,381	$ 513,679